Unearned Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Unearned revenue total	$ 1,786,381	$ 721,608	$ 564,227